UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peconic Partners LLC
Address: 506 Montauk Highway, PO Box 3002
         East Quogue, New York  11942

13F File Number:  028-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wook Lee
Title:     Chief Operating Officer
Phone:     (212) 904-0445

Signature, Place, and Date of Signing:

 /s/ Wook Lee     New York, New York     May 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $647,213 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103      928    34911 SH       SOLE                    34911        0        0
AEGION CORP                    COM              00770f104    33617  1452119 SH       SOLE                  1452119        0        0
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105      155    13000 SH       SOLE                    13000        0        0
AMERICAN AXLE & MFG HLDGS IN   COM              024061103     6295   461200 SH       SOLE                   461200        0        0
APPLE INC                      COM              037833100      598     1350 SH       SOLE                     1350        0        0
APPROACH RESOURCES INC         COM              03834A103     4922   200000 SH       SOLE                   200000        0        0
ARCH COAL INC                  COM              039380100      315    58000 SH       SOLE                    58000        0        0
BPZ RESOURCES INC              COM              055639108      227   100000 SH       SOLE                   100000        0        0
CALPINE CORP                   COM NEW          131347304     3055   148299 SH       SOLE                   148299        0        0
CAPSTONE TURBINE CORP          COM              14067d102      427   474700 SH       SOLE                   474700        0        0
CAVIUM INC                     COM              14964U108    11801   304080 SH       SOLE                   304080        0        0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH  167250109      621    10000 SH       SOLE                    10000        0        0
CINEMARK HOLDINGS INC          COM              17243v102    32068  1089270 SH       SOLE                  1089270        0        0
CLEARWIRE CORP NEW             CL A             18538q105     1053   325000 SH       SOLE                   325000        0        0
CROWN CASTLE INTL CORP         COM              228227104     1532    22000 SH       SOLE                    22000        0        0
DELCATH SYS INC                COM              24661p104      525   291872 SH       SOLE                   291872        0        0
DEVON ENERGY CORP NEW          COM              25179M103      564    10000 SH       SOLE                    10000        0        0
DYCOM INDS INC                 COM              267475101    41786  2122207 SH       SOLE                  2122207        0        0
EASTMAN CHEM CO                COM              277432100      349     5000 SH       SOLE                     5000        0        0
ENPHASE ENERGY INC             COM              29355A107      155    25000 SH       SOLE                    25000        0        0
ENSCO PLC                      SHS CLASS A      G3157S106      600    10000 SH       SOLE                    10000        0        0
ENTERPRISE PRODS PARTNERS L    COM              293792107     1507    25000 SH       SOLE                    25000        0        0
FINISAR CORP                   COM NEW          31787a507     3849   291800 SH       SOLE                   291800        0        0
FLOTEK INDS INC DEL            COM              343389102    41151  2516858 SH       SOLE                  2516858        0        0
FLUOR CORP NEW                 COM              343412102    19899   300000 SH       SOLE                   300000        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      263    20000 SH       SOLE                    20000        0        0
FX ENERGY INC                  COM              302695101       42    12600 SH       SOLE                    12600        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v118    14764   795481 PRN      SOLE                   795481        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045v126    11362   963681 PRN      SOLE                   963681        0        0
GENERAL MTRS CO                COM              37045v100     8940   321364 SH       SOLE                   321364        0        0
HALLIBURTON CO                 COM              406216101    27067   669808 SH       SOLE                   669808        0        0
HESS CORP                      COM              42809h107    14322   200000 SH       SOLE                   200000        0        0
JACOBS ENGR GROUP INC DEL      COM              469814107    25308   450000 SH       SOLE                   450000        0        0
KEY ENERGY SVCS INC            COM              492914106    27551  3409832 SH       SOLE                  3409832        0        0
KODIAK OIL & GAS CORP          COM              50015q100     9958  1095496 SH       SOLE                  1095496        0        0
LIVEPERSON INC                 COM              538146101      136    10000 SH       SOLE                    10000        0        0
LUFKIN INDS INC                COM              549764108    28856   434650 SH       SOLE                   434650        0        0
MASTEC INC                     COM              576323109    62447  2142275 SH       SOLE                  2142275        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    10796   535000 SH       SOLE                   535000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109      909    30000 SH       SOLE                    30000        0        0
PEABODY ENERGY CORP            COM              704549104      931    44000 SH       SOLE                    44000        0        0
PRIMORIS SVCS CORP             COM              74164F103      995    45000 SH       SOLE                    45000        0        0
PROCERA NETWORKS INC           COM NEW          74269U203      654    55000 SH       SOLE                    55000        0        0
QUALCOMM INC                   COM              747525103      201     3000 SH       SOLE                     3000        0        0
QUANTA SVCS INC                COM              74762E102    47648  1667182 SH       SOLE                  1667182        0        0
REGAL ENTMT GROUP              CL A             758766109    48930  2935213 SH       SOLE                  2935213        0        0
SBA COMMUNICATIONS CORP        COM              78388j106    11886   165085 SH       SOLE                   165085        0        0
SOLAZYME INC                   COM              83415T101     1054   135100 SH       SOLE                   135100        0        0
TRINITY INDS INC               COM              896522109    22570   497900 SH       SOLE                   497900        0        0
UNITED RENTALS INC             COM              911363109    30304   551285 SH       SOLE                   551285        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      786    16000 SH       SOLE                    16000        0        0
WABASH NATL CORP               COM              929566107    22741  2238290 SH       SOLE                  2238290        0        0
WESTLAKE CHEM CORP             COM              960413102      468     5000 SH       SOLE                     5000        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     1845    62500 SH       SOLE                    62500        0        0
WILLBROS GROUP INC DEL         COM              969203108     2320   236300 SH       SOLE                   236300        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104      259     5000 SH  Call SOLE                     5000        0        0
WILLIAMS PARTNERS L P          COM UNIT L P     96950F104     2901    56000 SH       SOLE                    56000        0        0